Material Contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Extractive Industries
Mineral Industries Disclosures

NOTE 6 MATERIAL CONTRACTS

KATX entered into a Diamond Drilling Contract dated February 24, 2010 in which Cabo Drilling (Atlantic) Corp. agreed to provide certain drilling services at the Handcamp property. The contract covered various rates, which in the opinion of management represented market value rates, for mobilization and demobilization, overburden penetration (pipe and casing), core drilling, surveys and tests, etc. A security deposit of approximately $10,000 was made prior to commencement of mobilization and services were provided under this contract from July through September 2010 and all such services were paid for by KATX on behalf of the Company as it acquired rights to the property in June 2010.

On November 23, 2011, the Company entered into an asset purchase agreement by and between the Company and KATX. The Company acquired 100% of the mineral rights that KATX then held in and to the mineral properties Rusty Ridge, Collier’s, North Lucky and South Lucky, from KATX solely in exchange for 135,000,000 shares of the Company’s common stock.

NOTE 6 MATERIAL CONTRACTS

KATX entered into a Diamond Drilling Contract dated February 24, 2010 in which Cabo Drilling (Atlantic) Corp. agreed to provide certain drilling services at the Handcamp property. The contract covered various rates, which in the opinion of management represented market value rates, for mobilization and demobilization, overburden penetration (pipe and casing), core drilling, surveys and tests, etc. A security deposit of approximately $10,000 was made prior to commencement of mobilization and services were provided under this contract from July through September 2010 and all such services were paid for by KATX on behalf of the Company as it acquired rights to the property in June 2010.

On November 23, 2011, the Company entered into an asset purchase agreement by and between the Company and KATX. The Company acquired 100% of the mineral rights that KATX then held in and to the mineral properties Rusty Ridge, Collier’s, North Lucky and South Lucky, from KATX solely in exchange for 135,000,000 shares of the Company’s common stock.